UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 1.8%
Bombardier, Inc., 6.00%, 10/15/22(1)	5,390	$5,221,562
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,105,550
TransDigm, Inc., 6.25%, 3/15/26(1)(2)	4,158	4,230,765
TransDigm, Inc., 6.375%, 6/15/26	1,435	1,386,569
TransDigm, Inc., 6.50%, 7/15/24	2,911	2,881,890
TransDigm, Inc., 6.50%, 5/15/25	440	428,450
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	1,585	1,541,413

		$20,796,199

Automotive & Auto Parts — 0.6%
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	$6,678,225

		$6,678,225

Banks & Thrifts — 0.9%
CIT Group, Inc., 5.00%, 8/1/23	4,300	$4,407,500
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,508,750
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)	4,805	5,182,889

		$11,099,139

Broadcasting — 2.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,125,113
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,183,438
Gray Television, Inc., 7.00%, 5/15/27(1)	1,768	1,842,433
Netflix, Inc., 4.875%, 4/15/28	640	609,600
Netflix, Inc., 5.50%, 2/15/22	1,790	1,864,822
Netflix, Inc., 5.875%, 2/15/25	2,155	2,237,860
Netflix, Inc., 5.875%, 11/15/28(1)	4,030	4,095,487
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,890,600
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,062,937

		$23,912,290

Building Materials — 0.6%
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	380	$311,600
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,155	2,187,325
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	3,923,650

		$6,422,575

Cable/Satellite TV — 5.4%
Altice France SA, 7.375%, 5/1/26(1)	3,020	$2,921,850
Altice France SA, 8.125%, 2/1/27(1)	3,829	3,781,137
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,531	1,490,811

Security	Principal Amount* (000’s omitted)		Value
Cablevision Systems Corp., 5.875%, 9/15/22		1,410	$1,420,575
Cablevision Systems Corp., 8.00%, 4/15/20		5,451	5,682,667
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,804,988
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		2,165	2,192,712
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,885,069
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,010	2,055,225
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,779,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		4,090	4,203,457
CSC Holdings, LLC, 5.125%, 12/15/21(1)		235	235,952
CSC Holdings, LLC, 5.25%, 6/1/24		385	370,563
CSC Holdings, LLC, 5.375%, 7/15/23(1)		970	982,125
CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,173,462
CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,285,056
CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,314,373
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,460,610
DISH DBS Corp., 5.875%, 7/15/22		1,970	1,878,887
DISH DBS Corp., 5.875%, 11/15/24		420	349,650
DISH DBS Corp., 7.75%, 7/1/26		1,395	1,204,931
UPC Holding B.V., 5.50%, 1/15/28(1)		3,875	3,603,750
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	2,580,637
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,255,200
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		990	938,644
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		265	244,794

			$64,096,625

Capital Goods — 0.4%
BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	$2,918,125
Resideo Funding, Inc., 6.125%, 11/1/26(1)		1,293	1,335,023
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)		382	335,205

			$4,588,353

Chemicals — 1.9%
Chemours Co. (The), 4.00%, 5/15/26	EUR	6,000	$6,764,858
Chemours Co. (The), 7.00%, 5/15/25		2,086	2,182,477
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,585	2,404,050
Olin Corp., 5.00%, 2/1/30		1,625	1,505,156
PQ Corp., 6.75%, 11/15/22(1)		900	945,450
SPCM SA, 4.875%, 9/15/25(1)		1,185	1,116,863
Valvoline, Inc., 5.50%, 7/15/24		835	849,613
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,509,047
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,838,825
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,343,775

			$22,460,114

Consumer Products — 1.4%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$996,675
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,122,037
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		3,995	3,895,125
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		1,568	1,619,509
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,243,232

			$16,876,578

Security	Principal Amount* (000’s omitted)	Value
Containers — 2.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	830	$823,609
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	3,625	3,634,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	3,233	3,362,320
Berry Global, Inc., 4.50%, 2/15/26(1)	2,619	2,474,955
Berry Global, Inc., 6.00%, 10/15/22	1,770	1,814,250
BWAY Holding Co., 5.50%, 4/15/24(1)	750	735,473
BWAY Holding Co., 7.25%, 4/15/25(1)	2,135	1,977,544
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,415	1,349,556
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,695	1,661,100
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,195	3,318,806
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,044,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	260	260,806
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	643	646,041
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	1,737	1,779,339

		$24,882,611

Diversified Financial Services — 2.2%
DAE Funding, LLC, 4.50%, 8/1/22(1)	2,430	$2,405,700
DAE Funding, LLC, 5.00%, 8/1/24(1)	4,055	3,996,203
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	3,825	3,934,969
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,326,000
Navient Corp., 6.75%, 6/15/26	2,890	2,730,992
Navient Corp., 8.00%, 3/25/20	3,065	3,199,094
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	6,390	6,511,729
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	1,855	1,889,781

		$25,994,468

Diversified Media — 0.3%
MDC Partners, Inc., 6.50%, 5/1/24(1)	3,821	$3,497,361

		$3,497,361

Energy — 15.9%
Aker BP ASA, 5.875%, 3/31/25(1)	1,460	$1,503,800
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,465	1,529,094
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,415	1,393,775
Antero Resources Corp., 5.625%, 6/1/23	490	491,225
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	4,113	3,989,610
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	1,336	1,434,530
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	3,090	3,012,750
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	4,548,425
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,414,375
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	2,020	2,123,525
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,628,956
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	605,244
Cheniere Energy Partners, L.P., 5.625%, 10/1/26(1)	2,670	2,682,976
Chesapeake Energy Corp., 7.00%, 10/1/24	1,088	1,066,240
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,687,987
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	2,413	2,431,098
Denbury Resources, Inc., 9.00%, 5/15/21(1)	469	466,655
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,082,700

Security	Principal Amount* (000’s omitted)	Value
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	$2,703,073
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,354,063
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,207,837
Energy Transfer, L.P., 5.875%, 1/15/24	975	1,043,250
Energy Transfer, L.P., 7.50%, 10/15/20	1,780	1,893,475
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(3)(4)	1,630	1,469,404
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	1,370	1,267,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,485,225
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	683,288
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	4,558,125
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,162,500
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,147,162
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,195,425
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	52	50,830
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	3,401	3,328,729
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	640	620,800
Matador Resources Co., 5.875%, 9/15/26	4,700	4,705,875
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	3,879,000
Nabors Industries, Inc., 5.75%, 2/1/25	3,070	2,686,250
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,123	4,975,714
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	790,405
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,270	1,279,525
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,145	2,131,594
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,303,425
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,618,437
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,047,294
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,015,325
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	5,812,550
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	3,547	3,547,000
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,354,212
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	4,120	3,698,627
Precision Drilling Corp., 6.50%, 12/15/21	217	210,604
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,007,400
Precision Drilling Corp., 7.75%, 12/15/23	195	187,688
QEP Resources, Inc., 5.625%, 3/1/26	3,210	3,097,650
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,199,481
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,738,603
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,913,625
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,980	5,449,275
SM Energy Co., 5.625%, 6/1/25	1,850	1,780,625
SM Energy Co., 6.625%, 1/15/27	1,965	1,935,525
SM Energy Co., 6.75%, 9/15/26	2,249	2,226,847
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26	925	915,741
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	7,405	7,238,387
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	2,105	2,133,944
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	1,087	1,123,007
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	2,174	2,267,656
Tervita Escrow Corp., 7.625%, 12/1/21(1)	6,435	6,354,562
Transocean, Inc., 7.25%, 11/1/25(1)	2,686	2,551,700
Transocean, Inc., 7.50%, 1/15/26(1)	1,247	1,192,444
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,131	2,152,285

Security	Principal Amount* (000’s omitted)	Value
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)(2)	556	$567,470
Weatherford International, Ltd., 8.25%, 6/15/23	755	485,088
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,162,694
Whiting Petroleum Corp., 6.25%, 4/1/23	331	328,518
Whiting Petroleum Corp., 6.625%, 1/15/26	4,550	4,481,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	4,658	4,738,583

		$187,549,786

Entertainment/Film — 0.5%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,425,950
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	447,500
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,915,413

		$5,788,863

Environmental — 1.2%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,098,062
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,230,000
Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,188,844
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,492,100
Hulk Finance Corp., 7.00%, 6/1/26(1)	1,515	1,405,466
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	2,210	2,158,617

		$14,573,089

Food/Beverage/Tobacco — 1.5%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	$3,760,650
Post Holdings, Inc., 5.00%, 8/15/26(1)	2,490	2,365,998
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,590,506
Post Holdings, Inc., 5.625%, 1/15/28(1)	2,154	2,073,204
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,001,100
US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,294,092

		$18,085,550

Gaming — 3.9%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	3,324	$3,107,275
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,396,120
Eldorado Resorts, Inc., 6.00%, 9/15/26(1)	139	139,348
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	5,355	5,542,425
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	847,123
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	564,324
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,634,596
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	1,919,288
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	2,980,312
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	1,082	1,094,173
MGM Resorts International, 5.75%, 6/15/25	3,105	3,136,050
MGM Resorts International, 6.625%, 12/15/21	1,275	1,349,843
MGM Resorts International, 7.75%, 3/15/22	2,585	2,814,419
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,684,975
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,693	3,758,735
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,960,997
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,125,809
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,968	1,842,540

Security	Principal Amount* (000’s omitted)	Value
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	329	$301,035

		$46,199,387

Health Care — 12.3%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,338	$1,307,895
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,114	2,116,347
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	1,015	1,016,903
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	4,055	3,987,565
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	755	715,363
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,958,494
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	5,126	5,391,911
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	3,632	3,804,520
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	3,856,807
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	1,420	1,530,050
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,281,500
Centene Corp., 4.75%, 1/15/25	5,365	5,452,181
Centene Corp., 5.375%, 6/1/26(1)	5,880	6,109,614
Centene Corp., 6.125%, 2/15/24	3,740	3,927,000
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,204,375
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	1,250	1,253,125
Envision Healthcare Corp., 8.75%, 10/15/26(1)	4,140	3,785,512
HCA, Inc., 5.00%, 3/15/24	1,435	1,496,705
HCA, Inc., 5.25%, 6/15/26	2,196	2,319,525
HCA, Inc., 5.375%, 9/1/26	3,410	3,508,037
HCA, Inc., 5.625%, 9/1/28	4,205	4,356,128
HCA, Inc., 5.875%, 2/15/26	12,010	12,700,575
HCA, Inc., 5.875%, 2/1/29	2,038	2,137,353
HCA, Inc., 7.50%, 2/15/22	1,530	1,679,175
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,076,350
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,386,904
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	5,998	5,983,005
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,410,150
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	6,976,550
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	14,175	14,111,212
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)	6,430	6,196,912
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,900,435
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	4,000	3,262,560
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,260,913
Teleflex, Inc., 5.25%, 6/15/24	845	855,563
Tenet Healthcare Corp., 6.00%, 10/1/20	2,885	2,990,447
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,076,056
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,492,759
Tenet Healthcare Corp., 8.125%, 4/1/22	1,285	1,347,644
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,135,537
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	2,575	2,639,375

		$144,999,032

Homebuilders/Real Estate — 0.5%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	1,749	$1,683,412
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	4,145	4,139,819
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	465	449,888

		$6,273,119

Security	Principal Amount* (000’s omitted)		Value
Hotels — 0.8%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$5,213,186
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,132,364
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,447	1,459,661

			$9,805,211

Insurance — 1.4%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,763,400
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(1)	GBP	3,100	3,476,394
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	2,000	2,242,835
Hub International, Ltd., 7.00%, 5/1/26(1)		5,491	5,339,997

			$15,822,626

Leisure — 1.0%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		1,905	$1,950,244
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	2,313,064
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		6,132	6,009,360
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,829,100

			$12,101,768

Metals/Mining — 4.4%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		2,115	$2,146,725
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	1,679,889
Constellium N.V., 4.25%, 2/15/26(1)	EUR	4,736	5,275,816
Constellium N.V., 5.875%, 2/15/26(1)		2,004	1,933,860
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,454,400
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		1,553	1,413,230
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,389,131
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		3,836	3,687,393
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		3,508	3,301,905
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,621,813
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,890	1,634,850
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		2,130	2,204,550
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)		2,455	2,534,788
Imperial Metals Corp., 7.00%, 3/15/19(1)		834	554,685
New Gold, Inc., 6.25%, 11/15/22(1)		3,079	2,855,772
New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,276,428
Novelis Corp., 5.875%, 9/30/26(1)		2,118	2,051,813
Novelis Corp., 6.25%, 8/15/24(1)		2,390	2,419,875
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)		3,270	3,180,075
Teck Resources, Ltd., 8.50%, 6/1/24(1)		2,510	2,710,775

			$51,327,773

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26		1,000	$932,500

			$932,500

Security	Principal Amount* (000’s omitted)		Value
Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)		2,008	$1,513,530

			$1,513,530

Railroad — 0.7%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		7,710	$7,768,596

			$7,768,596

Restaurants — 1.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		860	$834,200
Golden Nugget, Inc., 6.75%, 10/15/24(1)		6,740	6,756,850
Golden Nugget, Inc., 8.75%, 10/1/25(1)		4,500	4,623,750
Yum! Brands, Inc., 3.875%, 11/1/20		855	852,862

			$13,067,662

Retail — 1.1%
Murphy Oil USA, Inc., 5.625%, 5/1/27		1,190	$1,178,100
Murphy Oil USA, Inc., 6.00%, 8/15/23		3,995	4,069,906
Party City Holdings, Inc., 6.125%, 8/15/23(1)		3,490	3,542,350
Sonic Automotive, Inc., 6.125%, 3/15/27		4,675	4,102,313

			$12,892,669

Services — 5.2%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)		828	$809,370
Aramark Services, Inc., 5.125%, 1/15/24		1,945	1,970,110
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)		735	723,975
CFX Escrow Corp., 6.00%, 2/15/24(1)(2)		880	880,000
CFX Escrow Corp., 6.375%, 2/15/26(1)(2)		1,440	1,453,400
Cloud Crane, LLC, 10.125%, 8/1/24(1)		2,836	3,027,430
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)		3,880	3,753,900
IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	2,315,209
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		3,310	3,206,000
La Financiere Atalian SA, 5.125%, 5/15/25(6)	EUR	2,360	2,104,278
Laureate Education, Inc., 8.25%, 5/1/25(1)		8,679	9,460,110
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		5,499	5,828,940
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		5,915	6,107,237
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,363,260
TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,086,687
Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,168,225
West Corp., 8.50%, 10/15/25(1)		5,590	4,688,612

			$60,946,743

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21		970	$987,964
Allegheny Technologies, Inc., 7.875%, 8/15/23		3,655	3,910,850

			$4,898,814

Security	Principal Amount* (000’s omitted)	Value
Technology — 4.8%
Camelot Finance SA, 7.875%, 10/15/24(1)	4,988	$5,199,990
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,346,875
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	3,420	2,923,758
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	4,132,500
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,226,830
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,023,125
Entegris, Inc., 4.625%, 2/10/26(1)	1,746	1,702,350
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)	3,120	3,155,100
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	7,795	5,729,325
Seagate HDD Cayman, 4.75%, 1/1/25	1,490	1,411,658
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,411,019
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,168,392
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	915	809,775
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	4,121	3,030,171
Western Digital Corp., 4.75%, 2/15/26	5,530	5,156,725

		$56,427,593

Telecommunications — 7.0%
CenturyLink, Inc., 6.75%, 12/1/23	4,510	$4,549,462
CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,272,325
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	3,944,000
DKT Finance ApS, 9.375%, 6/17/23(1)	1,246	1,317,645
Equinix, Inc., 5.875%, 1/15/26	3,890	4,033,930
Frontier California, Inc., 6.75%, 5/15/27	895	792,075
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,038,375
Frontier Communications Corp., 7.625%, 4/15/24	285	156,038
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,684,771
Hughes Satellite Systems Corp., 6.625%, 8/1/26	845	815,425
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,785	2,544,794
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	2,586	2,624,790
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,120,704
Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,209,463
Level 3 Parent, LLC, 5.75%, 12/1/22	750	751,875
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	751,060
SBA Communications Corp., 4.00%, 10/1/22	2,295	2,277,787
SBA Communications Corp., 4.875%, 9/1/24	1,385	1,391,925
Sprint Capital Corp., 6.875%, 11/15/28	5,860	5,838,025
Sprint Corp., 7.125%, 6/15/24	2,270	2,338,100
Sprint Corp., 7.25%, 9/15/21	2,545	2,678,892
Sprint Corp., 7.625%, 2/15/25	3,285	3,442,023
Sprint Corp., 7.625%, 3/1/26	2,179	2,268,884
Sprint Corp., 7.875%, 9/15/23	13,636	14,522,340
T-Mobile USA, Inc., 4.75%, 2/1/28	1,095	1,053,938
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,274,000
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	6,982,220
Wind Tre SpA, 5.00%, 1/20/26(1)	1,143	945,718
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	1,999,800
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,106	2,063,880

		$82,684,264

Security	Principal Amount* (000’s omitted)	Value
Textiles/Apparel — 0.3%
PVH Corp., 7.75%, 11/15/23	3,385	$3,774,275

		$3,774,275

Transportation Ex Air/Rail — 0.4%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,335,375
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,283,075

		$4,618,450

Utilities — 2.6%
AES Corp. (The), 4.00%, 3/15/21	2,305	$2,305,000
AES Corp. (The), 5.50%, 4/15/25	263	272,863
AES Corp. (The), 6.00%, 5/15/26	5,725	6,054,187
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,107,787
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,420,477
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,075	981,609
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,524,254
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,385,325
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	1,981,563
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,209,731
Vistra Energy Corp., 8.034%, 2/2/24	615	641,138
Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,043,137

		$30,927,071

Total Corporate Bonds & Notes (identified cost $1,037,899,912)		$1,024,282,909

Senior Floating-Rate Loans— 7.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$1,587	$1,550,872
TransDigm, Inc., Term Loan, Maturing 6/9/23(8)	984	964,046

		$2,514,918

Automotive & Auto Parts — 0.3%
Navistar International Corp., Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$4,253	$4,194,218

		$4,194,218

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 6.71%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$1,969,142

		$1,969,142

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers — 0.2%
BWAY Holding Co., Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$2,186	$2,114,908

		$2,114,908

Food/Beverage/Tobacco — 0.3%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$3,761	$3,746,473

		$3,746,473

Gaming — 0.4%
Lago Resort & Casino, LLC, Term Loan, 12.30%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,032	$1,011,299
Peninsula Pacific Entertainment, LLC, Term Loan, 3.63%, Maturing 11/13/24(9)	229	226,721
Peninsula Pacific Entertainment, LLC, Term Loan, 10.05%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	2,057	2,051,858
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(8)	1,139	1,130,742

		$4,420,620

Health Care — 0.5%
Acadia Healthcare Company, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$668	$659,109
Kinetic Concepts, Inc., Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	257	255,795
Press Ganey Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	4,060	3,999,394
Press Ganey Holdings, Inc., Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	1,753	1,750,626

		$6,664,924

Insurance — 0.4%
Hub International Ltd, Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing 4/25/25(10)	$1,204	$1,163,317
Sedgwick Claims Management Services, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	3,426	3,348,915

		$4,512,232

Metals/Mining — 0.8%
Big River Steel, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,676	$2,661,072
GrafTech Finance, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	6,859	6,747,493

		$9,408,565

Services — 0.6%
Applied Systems, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$4,823	$4,724,683
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,102,100

		$6,826,783

Technology — 1.9%
EIG Investors Corp., Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing 2/9/23(10)	$4,415	$4,357,787
Infor (US), Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	5,475	5,448,764

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Solera, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	$3,459	$3,396,607
SS&C Technologies, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,097	2,058,272
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	805	790,357
VeriFone Systems, Inc., Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	3,855	3,775,821
Veritas Bermuda, Ltd., Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	3,354	2,946,480

		$22,774,088

Telecommunications — 1.4%
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$15,010	$15,136,654
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	1,640	1,648,884

		$16,785,538

Utilities — 0.2%
TEX Operations Co., LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$1,076	$1,058,765
Vistra Energy Corp., Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	520	510,989
Vistra Operations Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	424	418,620

		$1,988,374

Total Senior Floating-Rate Loans (identified cost $89,204,764)		$87,920,783

Common Stocks — 1.2%

Security	Shares	Value
Capital Goods — 0.0%(12)
Resideo Technologies, Inc.(13)	25,000	$548,250

		$548,250

Consumer Products — 0.0%(12)
HF Holdings, Inc.(13)(14)(15)	13,600	$33,592

		$33,592

Energy — 0.2%
Ascent CNR Corp., Class A(13)(14)(15)	6,273,462	$2,007,508
Nine Point Energy Holdings, Inc.(13)(14)(15)	31,737	35,228

		$2,042,736

Gaming — 0.3%
Caesars Entertainment Corp.(13)	153,567	$1,403,602
Melco Resorts & Entertainment, Ltd. ADR	75,000	1,618,500
New Cotai Participation Corp., Class B(13)(14)(15)	7	10,416

		$3,032,518

Security	Shares	Value
Health Care — 0.5%
Bausch Health Cos., Inc.(13)	90,000	$2,209,500
Centene Corp.(13)	20,000	2,611,400
Surgery Partners, Inc.(13)	120,000	1,569,600

		$6,390,500

Metals/Mining — 0.2%
Constellium N.V., Class A(13)	275,000	$2,266,000

		$2,266,000

Total Common Stocks (identified cost $16,051,561)		$14,313,596

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(13)(14)(15)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 0.8%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(13)(14)	8,415,190	$0

		$0

Gaming — 0.8%
PGP Investors, LLC, Membership Interests(13)(14)(15)	30,326	$9,947,419

		$9,947,419

Technology — 0.0%
Avaya, Inc., Escrow Certificates(13)(14)	$695,000	$0

		$0

Total Miscellaneous (identified cost $2,958,153)		$9,947,419

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(16)	29,140,060	$29,140,060

Total Short-Term Investments (identified cost $29,138,271)		$29,140,060

Total Investments — 98.8% (identified cost $1,175,843,661)		$1,166,472,337

Less Unfunded Loan Commitments — (0.0)%(12)		$(229,000)

Net Investments — 98.8% (identified cost $1,175,614,661)		$1,166,243,337

Other Assets, Less Liabilities — 1.2%		$14,270,717

Net Assets — 100.0%		$1,180,514,054

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $635,441,228 or 53.8% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $4,347,113 or 0.4% of the Portfolio’s net assets.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(10)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05% or (0.05)%, as applicable.

(13)	Non-income producing security.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Restricted security.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $152,037.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	20,626,612	EUR	17,915,138	State Street Bank and Trust Company	4/30/19	$—	$(29,813)
USD	5,703,680	GBP	4,306,150	State Street Bank and Trust Company	4/30/19	31,101	—

						$31,101	$(29,813)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2019, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$2,007,508
HF Holdings, Inc.	10/27/09	13,600	730,450	33,592
New Cotai Participation Corp., Class B	4/12/13	7	216,125	10,416
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,655	35,228

Total Common Stocks			$2,407,230	$2,086,744

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,958,153	$9,947,419

Total Miscellaneous			$2,958,153	$9,947,419

Total Restricted Securities			$5,956,383	$12,901,733

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $31,101 and $29,813, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,024,282,909	$—	$1,024,282,909
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	87,691,783	—	87,691,783
Common Stocks	12,226,852	—	2,086,744	14,313,596
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	9,947,419	9,947,419
Short-Term Investments	—	29,140,060	—	29,140,060
Total Investments	$12,226,852	$1,141,114,752	$12,901,733	$1,166,243,337
Forward Foreign Currency Exchange Contracts	$—	$31,101	$—	$31,101
Total	$12,226,852	$1,141,145,853	$12,901,733	$1,166,274,438

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(29,813)	$—	$(29,813)
Total	$—	$(29,813)	$—	$(29,813)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019